Net Income per Unit (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share Basic [Line Items]
Net income (loss)	$ 394	$ 475	$ 524
Incentive distribution rights	77	72	71
Distributions on unvested phantom unit awards	6	6	7
Common unitholders’ interest in net income	311	397	446
Common Units [Member]
Earnings Per Share Basic [Line Items]
Common unitholders’ interest in net income	$ 311	$ 397	$ 446
WEIGHTED AVERAGE COMMON UNITS OUTSTANDING:
Common units - basic	84,081,083	83,755,378	83,369,534
Common units - equivalents	1,012,414	1,048,320	1,068,742
Common units - diluted	85,093,497	84,803,698	84,438,276
Net income per common unit:
Common - basic	$ 3.70	$ 4.74	$ 5.35
Common - diluted	$ 3.65	$ 4.68	$ 5.28